Sale of Management & Consolidation/Deconsolidation of Navios Containers (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Sale of Management & Consolidation/Deconsolidation of Navios Containers - Gain on Sale (Table)

Proceeds received:
Cash consideration	3,000
Less: Transaction fees	$(1,088)
1,912
Carrying value of assets and liabilities:
Net liabilities derecognized	158,795
Loan payable to NSM assumed	(141,795)
Book value of general partner interest in Navios Partners	(3,212)
Book value of Other fixed assets	(6,213)
Lease liability, net	315
7,890
Gain on sale	$9,802

Sale of Management & Consolidation/Deconsolidation of Navios Containers - Discontinued Operations (Table)

Period from January 1 to August 30, 2019
Revenue	$89,925
Time charter, voyage and port terminal expenses	(3,976)
Direct vessel expenses	(44,088)
General and administrative expenses	(6,706)
Depreciation and amortization	(22,858)
Interest expense and finance cost	(10,519)
Other expense, net	(5,896)
Net (loss)/income from discontinued operations	$(4,118)
Less: Net loss/(income) attributable to the noncontrolling interest	$3,968
Net (loss)/income attributable to Navios Holdings common stockholders	$(150)